INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Write-down of inventories	$ 4.0	$ 0.9	$ 10.2
Increase Decrease In Cash Flow From Operating Activities Due To Reclassification Of Inventory		7.8	10.5
Increase Decrease In Cash Flow From Investing Activities Due To Reclassification Of Inventory		$ 7.8	$ 10.5